Auditor's Remuneration - Summary of Auditor's Remuneration (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Continuing and Discontinued Operations [Member]
Auditor's remuneration [abstract]
Auditors Remuneration	€ 18	€ 19	€ 20
Auditor's remuneration for other services	0	1	1
Auditor's remuneration for tax services	1	0	1
Other than EY [Member]
Auditor's remuneration [abstract]
Auditors Remuneration	€ 2	€ 2	€ 2